UNBILLED RECEIVABLES, NET (Tables)	6 Months Ended
Mar. 31, 2026
Unbilled Receivables Net
SCHEDULE OF UNBILLED RECEIVABLES, NET

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Unbilled receivables, net:
Revenue recognized in excess of amounts paid or billed (account receivable) to the Group	246,333,632	309,350,780	44,846,445

Less: allowance for credit loss	(4,267,547)	(5,457,002)	(791,099)
Total	242,066,085	303,893,778	44,055,346

SCHEDULE OF ALLOWANCE FOR CREDIT LOSS RELATED TO UNBILLED RECEIVABLES

The movements in the allowance for credit loss related to unbilled receivables for the year ended September 30, 2025 and for the six months ended March 31, 2026 were as follows:

	For the year ended September 30, 2025	For the six months ended March 31, 2026
	RMB	RMB	USD
Balance at beginning of the year/period	2,292,498	4,267,547	618,664
Additions	1,975,049	1,189,455	172,435
Balance at end of the year/period	4,267,547	5,457,002	791,099